ACTIVE WEIGHTING FUNDS ETF TRUST

EVENTSHARES U.S. POLICY ALPHA ETF

EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the EventShares U.S. Policy Alpha ETF, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 18, 2018 (SEC Accession No. 0001398344-18-005674), in interactive data format.